Equity (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Authorized, Issued and Paid Shares

The following is a summary of authorized, issued and paid shares:

	December 31, 2018	December 31, 2017
Authorized shares	4,000,000,000	4,000,000,000
Issued and paid common stock	660,800,003	660,800,003
Issued and paid preferred stock	336,187,285	336,187,285

Schedule of Movement of the Other Comprehensive Income

The movement of the other comprehensive income as of December 31, 2018 and 2017 is as follows:

	Attributable to owners of the Company
				Income tax reserves relating to (4)
	Hedging reserves (1)	Fair value reserves (2)	Reserves relating to actuarial gains and losses (3)	Fair value reserves	Reserves relating to actuarial gains and losses	Revaluation of administrative property (5)	Total	NCI	Total OCI
As of December 31, 2017	$6,507	$(681)	$(65,138)	$3	$125	$58,382	$(802)	$455	$(347)
Other comprehensive Income (loss) for the Period	(13,701)	(67)	(9,039)	—	(39)	(20,448)	(43,294)	(261)	$(43,555)

As of December 31, 2018	$(7,194)	$(748)	$(74,177)	$3	$86	$37,934	$(44,096)	$194	$(43,902)

	Attributable to owners of the Company
				Income tax reserves relating to (4)
	Hedging reserves (1)	Fair value reserves (2)	Reserves relating to actuarial gains and losses (3)	Fair value reserves	Fair value reserves	Reserves relating to actuarial gains and losses	Revaluation of administrative property (5)	Total	NCI	Total OCI
As of December 31, 2016	$122	$(414)	$(31,753)	$(3,558)	$3	$15,143	$27,365	$6,908	$169	$7,077
Other comprehensive Income (loss) for the Period	6,385	(267)	(33,385)	3,558	—	(15,018)	31,017	(7,710)	286	(7,424)

As of December 31, 2017	$6,507	$(681)	$(65,138)	$—	$3	$125	$58,382	$(802)	$455	$(347)

(1)	Hedging Reserves

The hedging reserve comprises the effective portion of the cumulative net change in the fair value of hedging instruments used in cash flow hedges pending subsequent recognition of the hedged cash flows (See Note 27).

(2)	Fair value reserves

The fair value reserve comprises the cumulative net change in the fair value of available–for–sale financial assets until the assets are derecognized or impaired.

(3)	Reserve relating to actuarial gains and losses

It comprises actuarial gains or losses on defined benefit plans and post–retirement medical benefits recognized in other comprehensive income.

(4)	Income tax on other comprehensive income

Whenever an item of other comprehensive income gives rise to a temporary difference, a deferred income tax asset or liability is recognized directly in other comprehensive income

(5)	Revaluation of administrative property

Schedule of Reclassification, Without Considering Items Remaining in OCI

The following provides an analysis of items presented net in the statement of consolidated statement of comprehensive income which have been subject to reclassification, without considering items remaining in OCI which are never reclassified to profit of loss:

	2018	2017
Cash flow hedges:
Reclassification during the year to profit or loss	$(17,179)	$10,309
Effective valuation of cash flow hedged	3,478	(3,924)

	$(13,701)	$6,385

Fair value reserves:
Valuations of investments in fair value with changes in OCI	$(67)	$(267)

	$(67)	$(267)